Amounts Due to Related Party and Related Party Transactions - Schedule of Convertible Notes Payable Carried at Amortized Value (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Prior Dent Debt [Member]
Related Party Transaction [Line Items]
Convertible note payable to Jason Bishara		$ 656,692
Convertible note payable to Jason Bishara [Member]
Related Party Transaction [Line Items]
Convertible note payable to Jason Bishara	25,000
Convertible notes payable related parties that are carried at net amortized value [Member]
Related Party Transaction [Line Items]
Convertible note payable to Jason Bishara	25,000	656,692
Less: unamortized discount	(7,680)
Convertible notes payable to related parties, carried at amortized value	$ 17,320	$ 656,692